EMPLOYEE BENEFITS OBLIGATIONS - Movement In Defined Benefit Pension Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 212.8
Actuarial loss (gain) arising from:
Net defined benefit liability (asset)	222.2	$ 212.8
Funded
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	119.1
Current service cost	30.8	32.5
Interest cost/Interest income	(17.9)	(15.8)
Actuarial loss (gain) arising from:
Net defined benefit liability (asset)	119.6	119.1
Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	649.2	664.4
Current service cost	30.8	32.5
Interest cost/Interest income	21.6	19.1
Past service cost	(1.8)	0.0
Actuarial loss (gain) arising from:
Experience adjustments	(2.3)	9.6
Economic assumptions	81.4	(63.8)
Demographic assumptions	(1.3)	(0.4)
Employee contributions	7.9	7.8
Pension benefits paid	(20.3)	(22.3)
Foreign currency exchange differences	(3.7)	2.3
Net defined benefit liability (asset)	761.5	649.2
Funded | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(530.1)	(543.7)
Interest cost/Interest income	(17.9)	(15.8)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	86.0	(40.2)
Employer contributions	24.6	24.4
Employee contributions	7.9	7.8
Pension benefits paid	(20.3)	(22.3)
Administrative costs	(1.1)	(1.1)
Foreign currency exchange differences	(3.2)	2.0
Net defined benefit liability (asset)	(641.9)	(530.1)
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.8	3.9
Interest cost/Interest income	2.8	2.3
Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	93.7	91.9
Current service cost	3.8	3.9
Interest cost/Interest income	2.8	2.3
Past service cost	0.0	(0.1)
Actuarial loss (gain) arising from:
Experience adjustments	0.0	7.1
Economic assumptions	7.1	(6.1)
Pension benefits paid	(3.8)	(3.5)
Business combinations	0.0	(2.3)
Foreign currency exchange differences	(1.0)	0.5
Net defined benefit liability (asset)	102.6	93.7
Canada | Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28.4	30.4
Interest cost/Interest income	(16.9)	(14.9)
Canada | Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	576.9	597.2
Current service cost	28.4	30.4
Interest cost/Interest income	20.5	18.0
Past service cost	1.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments	(0.6)	9.2
Economic assumptions	72.3	(64.3)
Demographic assumptions	0.0	0.0
Employee contributions	7.4	7.2
Pension benefits paid	(18.9)	(20.8)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset)	687.0	576.9
Canada | Funded | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(467.8)	(485.3)
Interest cost/Interest income	(16.9)	(14.9)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	79.7	(40.0)
Employer contributions	22.7	22.1
Employee contributions	7.4	7.2
Pension benefits paid	(18.9)	(20.8)
Administrative costs	(0.9)	(0.9)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset)	(574.7)	(467.8)
Canada | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.2	3.3
Interest cost/Interest income	2.6	2.1
Canada | Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	78.0	77.2
Current service cost	3.2	3.3
Interest cost/Interest income	2.6	2.1
Past service cost	0.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments	0.0	7.7
Economic assumptions	7.9	(7.2)
Pension benefits paid	(3.1)	(2.8)
Business combinations	0.0	(2.3)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset)	88.6	78.0
Foreign | Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.4	2.1
Interest cost/Interest income	(1.0)	(0.9)
Foreign | Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	72.3	67.2
Current service cost	2.4	2.1
Interest cost/Interest income	1.1	1.1
Past service cost	(2.8)	0.0
Actuarial loss (gain) arising from:
Experience adjustments	(1.7)	0.4
Economic assumptions	9.1	0.5
Demographic assumptions	(1.3)	(0.4)
Employee contributions	0.5	0.6
Pension benefits paid	(1.4)	(1.5)
Foreign currency exchange differences	(3.7)	2.3
Net defined benefit liability (asset)	74.5	72.3
Foreign | Funded | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(62.3)	(58.4)
Interest cost/Interest income	(1.0)	(0.9)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	6.3	(0.2)
Employer contributions	1.9	2.3
Employee contributions	0.5	0.6
Pension benefits paid	(1.4)	(1.5)
Administrative costs	(0.2)	(0.2)
Foreign currency exchange differences	(3.2)	2.0
Net defined benefit liability (asset)	(67.2)	(62.3)
Foreign | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.6	0.6
Interest cost/Interest income	0.2	0.2
Foreign | Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	15.7	14.7
Current service cost	0.6	0.6
Interest cost/Interest income	0.2	0.2
Past service cost	0.0	(0.1)
Actuarial loss (gain) arising from:
Experience adjustments	0.0	(0.6)
Economic assumptions	(0.8)	1.1
Pension benefits paid	(0.7)	(0.7)
Business combinations	0.0	0.0
Foreign currency exchange differences	(1.0)	0.5
Net defined benefit liability (asset)	$ 14.0	$ 15.7